Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands		Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Statement Line Items [Line Items]
Accounts receivable		$ 7,760	$ 7,371	$ 10,532
Prepaid expenses and other		23,717	17,880	15,775
Right-of-use assets		3,186	2,424	2,596
Deferred income tax asset		4,587	4,039	1,626
Derivative instruments (note 12)		2,265	0	0
Investment (note 6a)	[1]	0	953	953
Other assets		$ 41,515	$ 32,667	$ 31,482

[1]	In February 2021, the Bank acquired an 11% investment in Stablecorp Digital Currencies Inc. for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). In December 2025, the Bank disposed of its investment in Stablecorp for a cash consideration of $1,035,000. The disposal generated a gain of $82,000, recognized in the income statement. The gain represents the excess of the consideration received over the carrying amount of the investment at the date of disposal.